Cover	Jul. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2021
Entity File Number	001-38476
Entity Registrant Name	FIRST CHOICE BANCORP
Entity Central Index Key	0001716697
Entity Tax Identification Number	82-2711227
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	17785 Center Court Drive
Entity Address, Address Line Two	N Suite 750
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	(562) 345-9092
Local Phone Number	345-9092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	FCBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not applicable